Absolute Select Value ETF
Schedule of Investments
December 31, 2024 (Unaudited)
Common Stocks — 81.62% Shares Fair Value
Canada — 16.28%
Energy — 5.62%
Enbridge, Inc. 113,761 $ 4,826,879
Materials — 10.66%
Agnico Eagle Mines Ltd. 79,380 6,208,310
Franco-Nevada Corp. 25,060 2,946,805
9,155,115
Total Canada 13,981,994
Ireland — 4.22%
Health Care — 4.22%
Medtronic PLC 45,342 3,621,919
Total Ireland 3,621,919
United Kingdom — 9.49%
Consumer Staples — 9.49%
Diageo PLC - ADR 21,370 2,716,768
Unilever PLC - ADR 95,916 5,438,437
Total United Kingdom 8,155,205
United States — 51.63%
Communications — 4.37%
Comcast Corp., Class A 77,168 2,896,115
Verizon Communications, Inc. 21,468 858,505
3,754,620
Consumer Staples — 1.87%
Hershey Co. (The) 9,480 1,605,438
Energy — 14.92%
Berkshire Hathaway, Inc., Class B
(a)
21,890 9,922,300
EOG Resources, Inc. 23,713 2,906,740
12,829,040
Financials — 12.06%
CME Group, Inc. 4,875 1,132,121
Loews Corp. 70,891 6,003,759
Travelers Companies, Inc. (The) 13,380 3,223,108
10,358,988
Health Care — 4.69%
GE HealthCare Technologies, Inc. 32,740 2,559,613
Merck & Co., Inc. 14,785 1,470,812
4,030,425
Industrials — 1.11%
Honeywell International, Inc. 4,205 949,867
Materials — 9.10%
Corteva, Inc. 44,223 2,518,942
DuPont de Nemours, Inc. 44,331 3,380,239

Absolute Select Value ETF
Schedule of Investments (continued)
December 31, 2024 (Unaudited)
Common Stocks — 81.62% (continued) Shares Fair Value
United States — 51.63% (continued)
Materials — 9.10% - continued
International Flavors & Fragrances, Inc. 22,740 $ 1,922,667
7,821,848
Technology — 3.51%
Cisco Systems, Inc. 50,915 3,014,168
Total United States 44,364,394
Total  Common Stocks
  (Cost $60,260,197) 70,123,512
U.S. Government & Agencies — 16.13%
Principal
Amount
United States Treasury Bill 4.60%, 3/6/2025 $ 3,000,000 2,978,055
United States Treasury Bill 4.47%, 4/17/2025 3,000,000 2,963,719
United States Treasury Note 2.88%, 5/31/2025 3,000,000 2,982,933
United States Treasury Note 2.88%, 6/15/2025 3,000,000 2,982,213
United States Treasury Note 0.25%, 8/31/2025 2,000,000 1,947,977
TOTAL U.S. GOVERNMENT & AGENCIES
    (Cost $13,840,427) 13,854,897
Total Investments — 97.75%
    (Cost $74,100,624) 83,978,409
Other Assets in Excess of Liabilities  —  2.25% 1,928,946
Net Assets — 100.00% $ 85,907,355
(a) Non-income producing security.
ADR - American Depositary Receipt